Related parties (Tables)	12 Months Ended
Dec. 31, 2017
Related parties
Schedule of balances due from/to related parties

	Type of transaction	Country of origin	2017		2016		Terms
Due to:
One Link, S.A. de C.V. (“One Link”)	Call center fees	El Salvador	Ps.	24,980	Ps.	33,775	30 days
Aeromantenimiento, S.A. (“Aeroman”)	Aircraft and engine maintenance	El Salvador	15,951		30,627		30 days
SearchForce, Inc. (“SearchForce”)	Internet services	Mexico	—		620		30 days

			Ps.	40,931	Ps.	65,022

Schedule of transactions with related parties

Related party transactions	Country of origin	2017		2016		2015
Expenses:
Aircraft and engine maintenance	El Salvador/Guatemala	Ps.	249,266	Ps.	304,399	Ps.	111,641
Call center fees and other fees	Mexico/El Salvador	202,689		173,197		57,809
Other	Mexico/El Salvador/ Guatemala	8,088		8,105		2,516